Acquisitions - Schedule of Finite-lived Intangible Assets Amortized Using Straight-Line Method (Details) $ in Thousands	Jan. 05, 2026 USD ($)
Schedule of Finite-lived Intangible Assets Amortized Using Straight-line Method [Line Items]
Intangible assets	$ 6,750
Weighted Average Useful Life (Years)	14 years 6 months
Developed technology [Member]
Schedule of Finite-lived Intangible Assets Amortized Using Straight-line Method [Line Items]
Intangible assets	$ 5,960
Weighted Average Useful Life (Years)	14 years 8 months 12 days
Existing customer relationships [Member]
Schedule of Finite-lived Intangible Assets Amortized Using Straight-line Method [Line Items]
Intangible assets	$ 790
Weighted Average Useful Life (Years)	12 years 9 months 18 days
Handa [Member]
Schedule of Finite-lived Intangible Assets Amortized Using Straight-line Method [Line Items]
Intangible assets	$ 4,540
Handa [Member] | Developed technology [Member]
Schedule of Finite-lived Intangible Assets Amortized Using Straight-line Method [Line Items]
Intangible assets	4,540
Handa [Member] | Existing customer relationships [Member]
Schedule of Finite-lived Intangible Assets Amortized Using Straight-line Method [Line Items]
Intangible assets
KMMI [Member]
Schedule of Finite-lived Intangible Assets Amortized Using Straight-line Method [Line Items]
Intangible assets	290
KMMI [Member] | Developed technology [Member]
Schedule of Finite-lived Intangible Assets Amortized Using Straight-line Method [Line Items]
Intangible assets
KMMI [Member] | Existing customer relationships [Member]
Schedule of Finite-lived Intangible Assets Amortized Using Straight-line Method [Line Items]
Intangible assets	290
NSW [Member]
Schedule of Finite-lived Intangible Assets Amortized Using Straight-line Method [Line Items]
Intangible assets	1,470
NSW [Member] | Developed technology [Member]
Schedule of Finite-lived Intangible Assets Amortized Using Straight-line Method [Line Items]
Intangible assets	970
NSW [Member] | Existing customer relationships [Member]
Schedule of Finite-lived Intangible Assets Amortized Using Straight-line Method [Line Items]
Intangible assets	500
KCM [Member]
Schedule of Finite-lived Intangible Assets Amortized Using Straight-line Method [Line Items]
Intangible assets	450
KCM [Member] | Developed technology [Member]
Schedule of Finite-lived Intangible Assets Amortized Using Straight-line Method [Line Items]
Intangible assets	450
KCM [Member] | Existing customer relationships [Member]
Schedule of Finite-lived Intangible Assets Amortized Using Straight-line Method [Line Items]
Intangible assets